Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets, expense recognized on expected losses	R$ 2,891	R$ 1,131
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Total loss, net of reversals	2,801	1,184
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total loss, net of reversals	R$ 90	R$ 53